Gratuity and other post-employment benefit plans - Additional Information (Detail) - Defined Benefit Gratuity Plan [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Information About Defined Benefit Plans [Line Items]
Defined benefit plans number of days of salary	15 days
Defined benefit plan minimum period to be considered for completed year of service	6 months
Defined benefit plans minimum number of completion years of service	5 years
Description of contractual agreement or stated policy for charging net defined benefit cost	Gratuity is computed as 15 days' salary, for every completed year of service or part thereof in excess of 6 months and is payable on retirement/termination/resignation.
Weighted average duration of defined benefit obligation	7 years 1 month 24 days	13 years